CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Millions		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
ASSETS
Cash and cash equivalents		$ 315.4	$ 538.8	$ 385.3
Trade accounts and notes receivable, net		522.6	434.8	812.5
Inventories and work-in-progress, net		239.3	266.3	329.3
Income tax assets		61.6	112.2	91.2
Other current assets, net		117.0	105.8	119.2
Assets held for sale, net		14.6	18.6	34.4
Total current assets		1,270.5	1,476.5	1,771.9
Deferred tax assets		21.9	26.0	52.2
Investments and other financial assets, net		62.6	51.9	87.6
Investments in companies under equity method		192.7	190.5	200.7
Property, plant and equipment, net		330.3	708.6	885.2
Intangible assets, net		1,152.2	1,184.7	1,286.7
Goodwill, net		1,234.0	1,223.3	1,228.7
Total non-current assets		2,993.7	3,385.0	3,741.1
TOTAL ASSETS		4,264.2	4,861.5	5,513.0
LIABILITIES AND EQUITY
Bank overdrafts		0.2	1.6	0.7
Current portion of financial debt	[1]	2,902.8	2,782.1	96.5
Trade accounts and notes payables		169.9	157.4	267.8
Accrued payroll costs		153.6	138.9	169.2
Income taxes payable		38.7	31.6	47.0
Advance billings to customers		25.9	24.4	56.0
Provisions - current portion		58.3	110.7	219.5
Current liabilities associated with funded receivables		9.8
Other current liabilities		123.1	140.2	198.6
Total current liabilities		3,482.3	3,386.9	1,055.3
Deferred tax liabilities		62.0	67.6	136.3
Provisions - non-current portion		121.6	162.1	155.9
Financial debt	[1]	52.3	66.7	2,787.6
Other non-current liabilities		17.9	21.4	19.5
Total non-current liabilities		253.8	317.8	3,099.3
Common stock: 41,690,360 shares authorized and 22,133,149 shares with a €0.80 nominal value issued and outstanding at December 31, 2017		20.3	20.3	92.8
Additional paid-in capital		1,850.0	1,850.0	1,410.0
Retained earnings		(1,354.6)	(845.7)	(268.5)
Other Reserves		37.6	171.1	138.0
Treasury shares		(20.1)	(20.1)	(20.6)
Cumulative income and expense recognized directly in equity		(0.8)	(0.8)	(0.6)
Cumulative translation adjustment		(43.3)	(54.1)	(38.9)
Equity attributable to owners of CGG S.A.		489.1	1,120.7	1,312.2
Non-controlling interest		39.0	36.1	46.2
Total equity	[2]	528.1	1,156.8	1,358.4
TOTAL LIABILITIES AND EQUITY		$ 4,264.2	$ 4,861.5	$ 5,513.0

[1]	On completion of the financial restructuring on February 21, 2018, the financial debt decreased from US$2,955 million as of December 31, 2017 down to US$1,205 million, out of which US$10 million are current and US$1,195 million are non-current. See note 2 and 13.
[2]	On completion of the financial restructuring on February 21, 2018, equity was increased by c. US$2.05 billion including a c.US$0.75 billion positive net income impact arising mainly from the equitization of unsecured senior debt. See note 2.